Supplement Dated January 3, 2007 to

Prospectus Dated July 31, 2006

Dean Family of Funds

Large Cap Value Fund

Small Cap Value Fund

Balanced Fund

International Fund

The tables that provide information about the members of the investment management teams that manage the Large Cap Value Fund, the Small Cap Value Fund, and the Balanced Fund which are located on pages 18 and 19 of the Prospectus dated July 31, 2006, are replaced in their entirety with the following tables.

Large Cap Value Fund, Small Cap Value Fund & Balanced Fund
Investment Professional	Since	Experience
Kevin Laub, CFA	2006

Portfolio Manager with Dean Investment Associates since 2006. In 2006 he came to Dean Investment Associates as a member of the Dean Investment Associates’ research team. Mr. Laub served as Co-Portfolio Manager on the American Century Small Cap Value Fund, a $2.5 billion fund, from 2003 to 2006. He served as an analyst on the fund from 1998, the fund’s inception, until 2003.

Doug Leach, CFA	2006	Senior Investment Analyst with Dean Investment Associates since 2006. Prior to joining Dean, he served as a Senior Investment Analyst with American Century Investments from 1997-2006
Philip J. Muldoon, III, CFA	2003	Senior Equity Analyst with Dean Investment Associates since 2001. Prior to 2001 he served as Managing Director, Equity Research at McDonald Investments, Inc.
Paul E. Macuski	2003

Securities Analyst with Dean Investment Associates since 1999. Prior to 1999 he was a research analyst with Westminster Financial Advisory and also worked in the operations department of Dean Investment Associates.

Matthew C. Feldman, CFA	2003	Securities Analyst with Dean Investment Associates since 2002. He came to Dean Investment Associates in 2001.

CINLibrary 0016603.0500209 1638914v.2

Supplement Dated January 3, 2007 to

Statement of Additional Information Dated July 31, 2006

Dean Family of Funds

Large Cap Value Fund

Small Cap Value Fund

Balanced Fund

International Fund

The tables labeled “Other Account Managed” and “Disclosure of Securities Owned” on pages 37 and 38 of the Statement of Additional Information dated July 31, 2006, are replaced in their entirety with the following tables.

Other Accounts Managed (as of March 31, 2006) *

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets
Kevin Laub	Registered investment companies	0	----
	Other pooled investment vehicles	0	----
	Other accounts	888	$527.2 million
Paul Butler	Registered investment companies	2	$63.0 million
	Other pooled investment vehicles	4	$790.6 million
	Other accounts	3	$451.6 million

Disclosure of Securities Ownership

Name of Portfolio Manager	Fund Shares Beneficially Owned	Dollar Value of Beneficially Owned Shares
Kevin Laub	0	0
Paul Butler	0	0

* Information with respect to Kevin Laub is as of November 30, 2006

CINLibrary 0016603.0500209 1638914v.2